Stockholders' (Deficit) Equity (Subscription Agreement) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Dec. 03, 2015	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Class of Stock [Line Items]
Shares issued (shares)	437,500
Share price (in dollars per share)	$ 9.4
Loans converted to common stock	$ 4,112	$ 0	$ 1,757	$ 4,117	$ 0
Affiliated Entity
Class of Stock [Line Items]
Share price (in dollars per share)	$ 9.4